CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
NET INCOME FOR THE YEAR	R$ 4,094	R$ 3,753	R$ 2,865
Items that will not be reclassified to profit or loss in subsequent periods
Post retirement liabilities - remeasurement of obligations of the defined benefit plans	697	301	(10)
Income tax and social contribution tax on remeasurement of defined benefit plans (Note 10c)	(237)	(102)	4
Other comprehensive income	1		(1)
Equity gain (loss) on other comprehensive income in subsidiary and jointly controlled entity	461	199	(7)
COMPREHENSIVE INCOME FOR THE YEAR	4,555	3,952	2,858
Total of comprehensive income for the year attributed to:
Equity holders of the parent	4,553	3,950	2,857
Non-controlling interests	R$ 2	R$ 2	R$ 1